September 25, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Touchstone Strategic Trust (the “Trust”) (File Nos. 002-80859 and 811-03651)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 125 (the “Amendment”) to the Trust’s registration statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 60 days after filing. No fees are required in connection with this filing.

The Amendment is being filed for the purpose of submitting a revised registration statement with respect to three series of the Trust:  Touchstone Conservative Allocation Fund (to be renamed Touchstone Controlled Growth with Income Fund), Touchstone Balanced Allocation Fund (to be renamed Touchstone Dynamic Diversified Income Fund), and Touchstone Moderate Growth Allocation Fund (to be renamed Touchstone Dynamic Global Allocation Fund).

Please direct any comments or questions on this filing to the undersigned at (513) 357-6029.

Best regards,

/s/ Meredyth A. Whitford
Meredyth A. Whitford
Counsel

P.O. Box 9878 • Providence, RI 02940-8078

ph 800.543.0407 • TouchstoneInvestments.com

Touchstone Securities, Inc. • Member FINRA and SIPC